SHARE-BASED PAYMENTS - Share option plan black-scholes option pricing model (Details) - Share options - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average assumptions used in computing the fair value of stock options granted
Weighted average share price (CDN$)	$ 5.06	$ 4.17
Expected dividend yield	0.00%	0.00%
Expected volatility	49.30%	56.90%
Risk-free interest rate	1.10%	0.60%
Expected option life (in years)	4 years 6 months	4 years 6 months
Weighted average fair value per stock option granted (CDN$)	$ 2.09	$ 1.92